DISPOSITION OF CHILEAN ELECTRICITY TRANSMISSION OPERATION - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
	Mar. 15, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from sales of investments accounted for using equity method		$ 0		$ 0	$ 1,289	$ 0
Investments accounted for using equity method		4,407			4,407		$ 5,572	$ 4,727
Gain (Loss) on Disposition of Business		0		0	338	0
Current tax expense (income)		46		$ 38	216	$ 50
Chilean electricity transmission operation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest Held In Associate And Joint Venture	27.80%
Proceeds from sales of investments accounted for using equity method	$ 1,300
Investments accounted for using equity method	$ 951	$ 0			0		$ 930
Gain (Loss) on Disposition of Business			$ 338
Transaction Related Costs			11
Current tax expense (income)			129		$ 127
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity			641
Reclassification adjustments on exchange differences on translation, net of tax			$ 35